Retail Credit Facilitation Service Fees - Summary of Remaining Performance Obligations of Long Term Contracts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	¥ 33,819,203	¥ 43,506,469
Expected to be recognized within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	22,814,799	26,123,173
Expected to be recognized in one to two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	9,054,717	13,246,129
Expected to be recognized in two to three years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	¥ 1,949,687	¥ 4,137,167